Cover	Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Entity File Number	001-41922
Entity Registrant Name	JVSPAC Acquisition Corp.
Entity Central Index Key	0001866001
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	20 Cecil Street #04-03
Entity Address, Address Line Two	Plus Building
Entity Address, City or Town	None
Entity Address, Country	SG
Entity Address, Postal Zip Code	049705
City Area Code	+65
Local Phone Number	6513 8565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Entity Addresses [Line Items]
Title of 12(b) Security	Units
Trading Symbol	JVSAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, no par value
Trading Symbol	JVSA
Security Exchange Name	NASDAQ
Rights [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	JVSAR
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	G/F Hang Tak Building
Entity Address, Address Line Two	1 Electric Street
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK